SUPPLEMENT DATED July 17, 2017 TO THE PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated September 1, 2016
(as amended and restated on November 30, 2016 and March 10, 2017)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective June 20, 2017, Charlie Hu, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Cai Jing. Accordingly, the Prospectus is supplemented as follows:

1.	The “Summary Information – Portfolio Management – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The following individuals are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Cai Jing	Portfolio Manager	June 2017

Name	Title with Adviser	Date Began Managing the Fund
Francis G. Rodilosso	Portfolio Manager	November 2014

2.	The first two paragraphs in the “Portfolio Managers” section of the Prospectus are hereby deleted and replaced with the following:

Portfolio Managers

Ms. Jing joined the Sub-Adviser as a portfolio manager in February 2016. Prior to joining the Sub-Adviser, Ms. Jing mainly focused on the global bond market as a portfolio manager at each of the following: Bank of China (2002 to 2013), Cantor Fitzgerald (Hong Kong) Capital Markets Limited (2013) and ICBC Asia (2013 to 2015).

Mr. Rodilosso has been employed by the Adviser as a portfolio manager since March 2012. Mr. Rodilosso graduated from Princeton University in 1990 with a Bachelor of Arts and from the Wharton School of Business in 1993 with a Masters of Business Administration. Prior to joining the Adviser, Mr. Rodilosso was Managing Director, Global Emerging Markets at The Seaport Group (January 2010 to March 2012), Founding Partner of Soundbrook Capital, LLC (June 2008 to December 2009) and Managing Director, Portfolio Manager and Head of Risk Management at Greylock Capital Management (2001 to 2008). Mr. Rodilosso serves as a portfolio manager of other funds of the Trust.

Please retain this supplement for future reference.

SUPPLEMENT DATED July 17, 2017 TO THE SUMMARY PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated September 1, 2016 (as revised on November 30, 2016)

This Supplement updates certain information contained in the above-dated Summary Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective June 20, 2017, Charlie Hu, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Cai Jing. Accordingly, the Summary Prospectus is supplemented as follows:

The “Portfolio Management – Portfolio Managers” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The following individuals are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Cai Jing	Portfolio Manager	June 2017

Name	Title with Adviser	Date Began Managing the Fund
Francis G. Rodilosso	Portfolio Manager	November 2014

Please retain this supplement for future reference.

SUPPLEMENT DATED July 17, 2017 TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF VANECK VECTORS ETF TRUST
Dated September 1, 2016
(as amended and restated on October 19, 2016, November 30, 2016 and March 10, 2017)

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective June 20, 2017, Charlie Hu, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Cai Jing. Accordingly, the Statement of Additional Information is supplemented as follows:

1.	The information respecting Charlie Hu in the “Management – Other Accounts Managed by the Portfolio Managers – China Asset Management (Hong Kong) Limited (relating to VanEck Vectors® ChinaAMC China Bond ETF only)” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, Ms. Jing managed the following other accounts:

	Other Accounts Managed (As of May 31, 2017)			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Cai Jing	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	7	$1,146 million	0	$0
	Other accounts	3	$368 million	0	$0

Ms. Jing manages other funds and mandates, including certain accounts that have similar investment strategies to VanEck Vectors® ChinaAMC China Bond ETF, which may create conflicts of interest with respect to portfolio management decisions and execution. Ms. Jing expects to manage VanEck Vectors® ChinaAMC China Bond ETF and the accounts that have similar investment strategies to VanEck Vectors® ChinaAMC China Bond ETF in accordance with her duties with respect to portfolio management decisions and execution.

2.	The information respecting Charlie Hu in the “Management – Portfolio Manager Share Ownership” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The portfolio holdings of Ms. Jing, the portfolio manager employed by the Sub-Adviser, as of June 30, 2017 are shown below.

Fund	None	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	Over $1,000,000
Cai Jing
VanEck Vectors® ChinaAMC China Bond ETF	X

Please retain this supplement for future reference.